CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CONSOLIDATED STATEMENTS OF CASH FLOWS [Abstract]
Purchases of barges built, sold and leased-back	$ 10,904
Proceeds from sale of barges sold and leased-back	13,020
Cash and cash equivalents, discontinued operations	$ 289	$ 289	$ 304	$ 304